Fair values of financial instruments - Additional Information (Details) $ in Millions			6 Months Ended		12 Months Ended
		Jul. 02, 2018	Dec. 31, 2018 USD ($)	Jul. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2017 USD ($)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
WACC		11.40%			11.00%
Impairment of convertible bond from related party	[1]		$ 0	$ 0	$ 11	$ 0
Change in fair value of debt component of Archer convertible bond			(3)	0	3	0
Related party loans receivable			716		704
Total impairment of investments			0	0	302	841
Impairment			0	(414)	$ 0	$ (696)
Exploration and production equipment
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment				$ (414)
Secured credit facilities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent					0.06
Debt | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent					0.06
Discount Rate | Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent					0.14
Subordinated loans including accrued interest and fees | Archer
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Related party loans receivable			$ 43		$ 35

[1]	Includes transactions with related parties. Refer to Note 31 "Related party transactions".